Stock option - (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Dec. 28, 2015	Nov. 18, 2015	Mar. 15, 2015	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Brilliant King, Poseidon and Union Sky
Class of Warrant or Right
Warrants/options granted (in shares)							27,500,000
Total purchase price							$ 55,000
Warrants to purchase common shares, price per share							$ 2
Outstanding warrants or options			7,500,000
Union Sky
Class of Warrant or Right
Shares of options that expired			20,000,000
Brilliant King
Class of Warrant or Right
Proceeds from exercise of options (in dollars)	$ 12,000
Poseidon
Class of Warrant or Right
Proceeds from exercise of options (in dollars)	$ 3,000
Boarder Dragon, Central Able, Yes Yield and Vision Edge
Class of Warrant or Right
Warrants/options granted (in shares)						21,667,410
Total purchase price						$ 55,002
Yes Yield Investments Limited
Class of Warrant or Right
Shares of options that expired				5,560,000
Outstanding warrants or options					5,560,000
Proceeds from exercise of options (in dollars)		$ 10,000
Exercised options		3,700,000
Minimum | Boarder Dragon, Central Able, Yes Yield and Vision Edge
Class of Warrant or Right
Warrants to purchase common shares, price per share						$ 2
Maximum | Boarder Dragon, Central Able, Yes Yield and Vision Edge
Class of Warrant or Right
Warrants to purchase common shares, price per share						$ 2.7